Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]:
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]

Year ending December 31,	Amount
2013	421,504
2014	461,839
2015	440,646
2016	417,343
2017	371,818
2018 and thereafter	610,739
2,723,889

Schedule of Remaining Balance Payable for Newbuild Vessels [Table Text Block]

Year ending December 31,	Amount
2013	610,395
2014	19,016
629,411